UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Charlemagne Capital Limited

Address:    St. Mary's Court
            20 Hill Street
            Douglas
            Isle of Man
            IM1 1EU
            British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jane Bates
Title:      Managing Director
Phone:      +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates                 British Isles                February 4, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $303,266
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number     Name

1.    028-11145                Charlemagne Capital (IOM) Limited

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COL 7         COLUMN 8

                                                           VALUE     SHS OR    SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION   MGRS   SOLE      SHARED NONE
--------------                --------------    -----      --------  -------   --- ----  ----------   ----   ----      ------ ----
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105  26,647      567,620 SH        Defined       1       567,620
BANCO BRADESCO S A            SP ADR PFD NEW    059460303   4,684      214,363 SH        Defined       1       214,363
BANCO SANTANDER BRASIL S A    ADS REP 1 UNIT    05967A107   1,160       83,251 SH        Defined       1        83,251
BANCO SANTANDER CHILE NEW     SP ADR REP COM    05965X109   1,264       19,541 SH        Defined       1        19,541
CEMEX SAB DE CV               SPON ADR NEW      151290889   1,013       85,633 SH        Defined       1        85,633
CENTRAL EUROPEAN DIST CORP    COM               153435102   4,809      169,277 SH        Sole        None      169,277
CENTRAL EUROPEAN DIST CORP    COM               153435102   4,789      168,584 SH        Defined       1       168,584
CHUNGHWA TELECOM CO LTD       SPONS ADR NEW 09  17133Q403     558       30,081 SH        Defined       1        30,081
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203   2,257       22,308 SH        Defined       1        22,308
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601   2,061      114,226 SH        Defined       1       114,226
COMPANHIA SIDERURGICA NACION  SPONSORED ADR     20440W105     541       16,931 SH        Defined       1        16,931
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104     727       21,765 SH        Defined       1        21,765
CREDICORP LTD                 COM               G2519Y108     975       12,656 SH        Defined       1        12,656
DESARROLLADORA HOMEX S A DE   SPONSORED ADR     25030W100   1,758       52,352 SH        Defined       1        52,352
ENERSIS S A                   SPONSORED ADR     29274F104   1,504       65,820 SH        Defined       1        65,820
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS    344419106   9,743      203,678 SH        Defined       1       203,678
GERDAU S A                    SPONSORED ADR     373737105   1,926      113,042 SH        Defined       1       113,042
GREAT BASIN GOLD LTD          COM               390124105  12,605    7,338,381 SH        Defined       1     7,338,381
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206  10,165      489,860 SH        Defined       1       489,860
HYPERDYNAMICS CORP            COM               448954107      51       57,464 SH        Defined       1        57,464
ICICI BK LTD                  ADR               45104G104     383       10,168 SH        Defined       1        10,168
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106  33,366    1,461,813 SH        Defined       1     1,461,813
MECHEL OAO                    SPONSORED ADR     583840103   3,304      175,733 SH        Sole        None      175,733
MECHEL OAO                    SPONSORED ADR     583840103     303       16,108 SH        Defined       1        16,108
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109  11,282      230,978 SH        Sole        None      230,978
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109   6,696      137,089 SH        Defined               137,089
NICE SYS LTD                  SPONSORED ADR     653656108   1,495       48,156 SH        Defined       1        48,156
NII HLDGS INC                 NOTE 3.125% 6/1   62913FAJ1   1,701    1,930,000 PRN       Defined       1     1,930,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109  10,652      573,173 SH        Sole        None      573,173
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109  23,337    1,255,676 SH        Defined       1     1,255,676
PETROCHINA CO LTD             SPONSORED ADR     71646E100   5,824       48,972 SH        Defined       1        48,972
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG    71654V101  43,031    1,016,194 SH        Defined       1     1,016,194
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   1,775       37,233 SH        Defined       1        37,233
SILICONWARE PRECISION INDS L  SPONSD ADR SPL    827084864     296       42,195 SH        Defined       1        42,195
SK TELECOM LTD                SPONSORED ADR     78440P108   5,869      361,078 SH        Defined       1       361,078
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209  17,332      308,507 SH        Defined       1       308,507
VALE S A                      ADR REPSTG PFD    91912E204  47,385    1,909,139 SH        Defined       1     1,909,139

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